FINANCIAL INSTRUMENTS (Details)	3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended			9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended							3 Months Ended	9 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended			9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 Zinc USD ($)	Sep. 30, 2012 Zinc USD ($)	Sep. 30, 2011 Zinc USD ($)	Dec. 31, 2011 Zinc usdperMT	Sep. 30, 2011 Silver USD ($)	Sep. 30, 2012 Heating oil USD ($)	Sep. 30, 2012 Heating oil USD ($)	Sep. 30, 2012 Heating oil Designated as hedges USD ($)	Sep. 30, 2012 Heating oil Not designated as hedges USD ($)	Sep. 30, 2012 Call Options Written USD ($)	Sep. 30, 2011 Call Options Written USD ($)	Sep. 30, 2012 Call Options Written USD ($)	Sep. 30, 2011 Call Options Written USD ($)	Dec. 31, 2011 Call Options Written Zinc MT usdperMT	Sep. 30, 2012 Foreign exchange forward contract Designated as hedges USD ($)	Sep. 30, 2012 Foreign exchange forward contract Designated as hedges USD ($)	Sep. 30, 2011 Foreign exchange forward contract Designated as hedges USD ($)	Sep. 30, 2012 Foreign exchange forward contract Designated as hedges CAD	Sep. 30, 2011 Foreign exchange forward contract Designated as hedges CAD	Sep. 30, 2011 Foreign exchange forward contract Designated as hedges 2011 expenditures USD ($)	Sep. 30, 2012 Foreign exchange forward contract Designated as hedges 2012 expenditures USD ($)	Sep. 30, 2011 Foreign exchange forward contract Designated as hedges 2012 expenditures USD ($)	Sep. 30, 2011 Foreign exchange forward contract Not designated as hedges USD ($)	Sep. 30, 2011 Foreign exchange forward contract Not designated as hedges USD ($)	Dec. 31, 2011 Foreign exchange forward contract Not designated as hedges USD ($)	Mar. 31, 2011 Foreign exchange forward contract Not designated as hedges CAD	Sep. 30, 2012 Extendible foreign exchange flat forward USD ($)	Sep. 30, 2011 Extendible foreign exchange flat forward USD ($)	Sep. 30, 2012 Extendible foreign exchange flat forward USD ($)	Sep. 30, 2011 Extendible foreign exchange flat forward USD ($)	Dec. 31, 2011 Put options purchased Zinc MT usdperMT	Sep. 30, 2012 Expected 2012 diesel fuel exposure Heating oil item gal	Sep. 30, 2012 Expected 2013 diesel fuel exposure Heating oil item gal	Sep. 30, 2012 Interest rate lock derivative financial instruments USD ($)	Sep. 30, 2012 Interest rate lock derivative financial instruments USD ($)
Derivative
Amount of expenditures hedged																								$ 60,000,000	$ 75,000,000	$ 240,000,000			$ 90,000,000
Amount of expenditures hedged, expiring each month																								20,000,000	25,000,000	20,000,000			10,000,000
Exchange rate under foreign exchange forward contract (in CAD per US dollar)																						1.01	0.99							0.99
Gain (loss) on derivative financial instruments		435,000		(444,000)						(89,000)	(135,000)								(1,300,000)	(1,200,000)							400,000	(400,000)										(7,000)	387,000
Gain recognized in interim consolidated statement of income and comprehensive income					800,000	500,000	1,000,000
Loss recognized in interim consolidated statement of income (loss) and comprehensive income (loss)	(1,255,000)		(1,238,000)						(3,400,000)				(1,500,000)															(4,300,000)
Call option premiums generated														200,000	1,400,000	1,300,000	3,900,000
Notional amount																		20,000																	20,000	9,500,000	500,000
Strike price for option (in dollars per metric tonne)																		2,500																	2,200
Realized gain					800,000
Options expiring each month, beginning from February 28 (2011) or March 31 (2010) (in metric tonnes)																		2,000																	2,000
Limit for participation, zinc prices set by zero-cost collar strategy (in dollars per metric tonne)								2,500
Unrealized mark-to-market (gain) loss					(2,267,000)		(2,992,000)					100,000																				5,704,000		4,271,000
Changes in AOCI balances recorded in consolidated financial statements pertaining to the foreign exchange hedging activities
Accumulated other comprehensive income (loss), beginning of period			(7,106,000)																												(2,653,000)		(4,404,000)
Other comprehensive gain (loss) recognized																				2,300,000	(16,000,000)										5,897,000	(15,994,000)	7,979,000	(15,994,000)
Accumulated other comprehensive income (loss), end of period	(4,907,000)		(4,907,000)																												2,085,000	(15,994,000)	2,085,000	(15,994,000)
Gain on derivative financial instruments
Premiums realized on written foreign exchange call option														(277,000)	(1,349,000)	(1,254,000)	(3,898,000)
Unrealized mark-to-market (gain) loss					(2,267,000)		(2,992,000)					100,000																				5,704,000		4,271,000
(Gain) loss on heating oil derivative financial instruments and other										(1,447,000)	3,482,000
(Gain) loss on derivative financial instruments	$ (1,674,000)	$ 1,678,000	$ 1,752,000	$ (654,000)	$ (845,000)	$ (476,000)	$ (994,000)		$ 3,403,000
Average price (in dollars per gallon)																																				2.97	2.45
Percentage of Meadowbank's expected exposure.																																				55.00%	3.00%